Document And Entity Information	Nov. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2022
Entity Registrant Name	Veritone, Inc.
Entity Central Index Key	0001615165
Entity Emerging Growth Company	true
Securities Act File Number	001-38093
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1161641
Entity Address, Address Line One	2420 17th St.
Entity Address, Address Line Two	Office 3002
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(888)
Local Phone Number	507-1737
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VERI
Security Exchange Name	NASDAQ